CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
(LOSS)/PROFIT FOR THE YEAR	$ (46,880)	$ (80,693)	$ 20,486
Other comprehensive income(loss) to be reclassified to profit and loss in subsequent periods:
Cash flow/net investment hedge (Note 15)	13,838	(10,346)	(1,190)
Exchange differences on translation of foreign operations	42,326	6,930	0
Translation differences	(9,442)	(14,953)	(88,754)
Other comprehensive income/(loss)	(37,930)	(32,229)	(89,944)
Total comprehensive (loss)/income	(84,810)	(112,922)	(69,458)
Total comprehensive income/(loss) attributable to:
Owners of the parent	(84,810)	(112,733)	(69,709)
Non-controlling interest	0	(189)	251
Total comprehensive (loss)/income	$ (84,810)	$ (112,922)	$ (69,458)